CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Total	Cumulative Effect, Period of Adoption, Adjustment	Class A Common Stock	Class B Common Stock	Class A Preferred Units	Class A-1 Preferred Units	Preferred/Common Units	Preferred/Common Units Class A Preferred Units	Preferred/Common Units Class A-1 Preferred Units	Common Stock	Common Stock Class A Common Stock	Common Stock Class B Common Stock	Additional Paid-in Capital	Additional Paid-in Capital Cumulative Effect, Period of Adoption, Adjustment	Accumulated Deficit	Accumulated Deficit Cumulative Effect, Period of Adoption, Adjustment	Accumulated Other Comprehensive Income	Noncontrolling Interests
Beginning balance, preferred (in units) at Dec. 31, 2018								5,060,000	5,007,000
Beginning balance, common (in units) at Dec. 31, 2018							54,761,000
Beginning balance, members' equity at Dec. 31, 2018							$ 86	$ 3,309	$ 3,398
Beginning balance, stockholders' equity at Dec. 31, 2018	$ (152,607)	$ 16,767											$ 3,356		$ (162,791)	$ 16,767	$ 35	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Loss	(22,439)														(22,439)
Net Loss	(22,439)
Stock-based compensation	1,747												1,747
Foreign currency translation	141																141
Foreign currency translation	141
Ending balance, preferred (in units) at Dec. 31, 2019								5,060,000	5,007,000
Ending balance, common (in units) at Dec. 31, 2019							54,761,000
Ending balance, members' equity at Dec. 31, 2019							$ 86	$ 3,309	$ 3,398
Ending balance, stockholders' equity at Dec. 31, 2019	(156,391)												5,103		(168,463)		176	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Loss	(24,663)														(24,663)
Net Loss	(24,663)
Stock-based compensation	1,730												1,730
Foreign currency translation	120																120
Redeemable preferred unit accretion	(219,257)														(219,257)
Foreign currency translation	120
Ending balance, preferred (in units) at Dec. 31, 2020					5,060,000	5,007,000		5,060,000	5,007,000
Ending balance, common (in units) at Dec. 31, 2020							54,761,000
Ending balance, common (in shares) at Dec. 31, 2020							86,000
Ending balance, members' equity at Dec. 31, 2020	(398,461)						$ 86	$ 3,309	$ 3,398						(412,383)		296
Ending balance, stockholders' equity at Dec. 31, 2020	(398,461)												6,833		(412,383)		296	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Loss	(5,726)														(5,726)
Net Loss	(5,726)
Stock-based compensation	502												502
Foreign currency translation	34																34
Ending balance, preferred (in units) at Mar. 31, 2021								5,060,000	5,007,000
Ending balance, common (in units) at Mar. 31, 2021							54,761,000
Ending balance, members' equity at Mar. 31, 2021	(403,651)						$ 86	$ 3,309	$ 3,398				7,335		(418,109)		330
Beginning balance, preferred (in units) at Dec. 31, 2020					5,060,000	5,007,000		5,060,000	5,007,000
Beginning balance, common (in units) at Dec. 31, 2020							54,761,000
Beginning balance, common (in shares) at Dec. 31, 2020							86,000
Beginning balance, members' equity at Dec. 31, 2020	(398,461)						$ 86	$ 3,309	$ 3,398						(412,383)		296
Beginning balance, stockholders' equity at Dec. 31, 2020	(398,461)												6,833		(412,383)		296	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Loss	(23,546)														(23,546)
Net Loss	(30,679)	(7,133)													(3,779)			(3,354)
Stock-based compensation	53,509	1,451											50,105	$ 1,451				3,404
Foreign currency translation	13																13
Reverse recapitalization, net (in shares)								(5,060,000)	(5,007,000)	(54,761,000)	83,875,000	73,971,000
Reverse recapitalization, net	470,011							$ (3,309)	$ (3,398)	$ (86)	$ 8	$ 7	450,794				(152)	26,147
Foreign currency translation	(26)	$ (39)															(21)	(18)
Activity under stock compensation plans (in shares)			38,000	16,000
Rebalancing of controlling and noncontrolling interests													(18,963)					18,963
Ending balance, common (in shares) at Dec. 31, 2021											83,913,000	73,987,000
Ending balance, members' equity at Dec. 31, 2021											$ 8	$ 7
Ending balance, stockholders' equity at Dec. 31, 2021	95,805										$ 8	$ 7	490,220		(439,708)		136	45,142
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Loss	0
Net Loss	(31,747)														(16,845)			(14,902)
Stock-based compensation	13,101												12,697					404
Foreign currency translation	(73)																(39)	(34)
Activity under stock compensation plans (in shares)											764,000	277,000
Activity under stock compensation plans	(49)												(49)
Rebalancing of controlling and noncontrolling interests													(5,598)					5,598
Ending balance, common (in shares) at Mar. 31, 2022											84,677,000	74,264,000
Ending balance, stockholders' equity at Mar. 31, 2022	$ 77,037										$ 8	$ 7	$ 497,270		$ (456,553)		$ 97	$ 36,208